Note 9 - Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 5,369	$ 5,230
Additions based on tax positions related to the current year	0	0
Additions for tax positions of prior years	0	139
Reduction for tax positions of prior years	(4,281)	0
Reduction for settlements	0	0
Expiration of applicable statute of limitations	0	0
Ending balance	$ 1,088	$ 5,369